UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-7080

Name of Fund:  MuniYield Michigan Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
         Officer, MuniYield Michigan Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments


MuniYield Michigan Insured Fund, Inc.


Schedule of Investments as of July 31, 2005                                                                        (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
Michigan - 154.3%                Adrian, Michigan, City School District, GO (d):
                     $   2,000       5% due 5/01/2029                                                                 $     2,103
                         1,600       5% due 5/01/2034                                                                       1,677

                         1,000   Allegan, Michigan, Public School District, GO, 5.75% due 5/01/2010 (d)(e)                  1,108

                         1,000   Ann Arbor, Michigan, Public School District, School Building and Site, GO, 5%
                                 due 5/01/2027                                                                              1,054

                                 Belding, Michigan, Area Schools, GO, Refunding (c):
                           785       6.05% due 5/01/2006 (e)                                                                  812
                           215       6.05% due 5/01/2021                                                                      222

                         1,000   Birmingham, Michigan, City School District, School Building and Site, GO, 5% due
                                 11/01/2033 (d)                                                                             1,051

                         1,000   Central Montcalm, Michigan, Public Schools, GO, 5.90% due 5/01/2009 (b)(e)                 1,096

                                 Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                 Revenue Refunding Bonds (Mead Westvaco-Escanaba) (e):
                         1,500       AMT, Series B, 6.45% due 4/15/2012                                                     1,711
                         2,000       Series A, 6.25% due 4/15/2012                                                          2,318

                                 Detroit, Michigan, City School District, GO, Series A (e):
                         1,000       5.50% due 5/01/2012 (d)                                                                1,115
                         2,300       (School Building and Site Improvement), 5.375% due 5/01/2013 (c)                       2,570

                                 Detroit, Michigan, GO (b):
                         1,400       5.50% due 4/01/2018                                                                    1,533
                         1,325       5.50% due 4/01/2020                                                                    1,447

                                 Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, Senior Lien (d):
                         1,000       Series A, 5% due 7/01/2032                                                             1,044
                         1,545       Series C, 5.25% due 7/01/2022                                                          1,744


Portfolio Abbreviations

To simplify the listings of MuniYield Michigan Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HDA        Housing Development Authority
RIB        Residual Interest Bonds



MuniYield Michigan Insured Fund, Inc.


Schedule of Investments as of July 31, 2005 (concluded)                                                            (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                         Value
Michigan                         Detroit, Michigan, Water Supply System Revenue Bonds:
(concluded)          $   4,375       DRIVERS, Series 200, 8.856% due 7/01/2011 (c)(e)(i)                              $     5,516
                         1,250       Senior Lien, Series A, 5.875% due 1/01/2010 (c)(e)                                     1,395
                         6,900       Senior Lien, Series A, 5% due 7/01/2034 (b)                                            7,207
                        14,790       Series B, 5.25% due 7/01/2032 (b)                                                     15,827
                         3,970       Series B, 5% due 7/01/2034 (b)                                                         4,147

                         1,415   Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, 6.25% due
                                 7/01/2012 (c)(h)                                                                           1,580

                         3,900   Dickinson County, Michigan, Economic Development Corporation, Environmental
                                 Improvement Revenue Refunding Bonds (International Paper Company Project), Series A,
                                 5.75% due 6/01/2016                                                                        4,301

                         3,100   Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding Bonds,
                                 5.80% due 11/01/2024 (g)                                                                   3,261

                         1,610   East Grand Rapids, Michigan, Public School District, GO, 5.75% due 5/01/2009 (d)(e)        1,757

                                 Eastern Michigan University Revenue Bonds, Series B (c):
                         1,500       5.60% due 6/01/2025                                                                    1,630
                         1,310       5.625% due 6/01/2030                                                                   1,425

                         1,025   Eastern Michigan University, Revenue Refunding Bonds, 6% due 6/01/2020 (a)                 1,146

                                 Eaton Rapids, Michigan, Public Schools, School Building and Site, GO (d):
                         1,325       5.25% due 5/01/2020                                                                    1,445
                         1,675       5.25% due 5/01/2021                                                                    1,823
                         1,700       5% due 5/01/2026                                                                       1,794
                         3,600       5% due 5/01/2029                                                                       3,785

                                 Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A (g):
                           615       5.375% due 7/01/2020                                                                     633
                         1,375       6% due 7/01/2020                                                                       1,492

                         2,200   Fowlerville, Michigan, Community Schools, School District, GO, 5% due 5/01/2030 (c)        2,311

                         1,000   Frankenmuth, Michigan, School District, GO, 5.75% due 5/01/2010 (c)(e)                     1,108

                         3,650   Gibraltar, Michigan, School District, School Building and Site, GO, 5% due
                                 5/01/2028 (c)                                                                              3,840

                         1,100   Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2020 (c)                     1,220

                                 Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A (a):
                         1,100       5.50% due 10/01/2019                                                                   1,224
                         1,500       5.50% due 10/01/2020                                                                   1,663

                         2,070   Grand Valley, Michigan, State University Revenue Bonds, 5.50% due 2/01/2018 (c)            2,339

                         8,425   Greater Detroit, Michigan, Resource Recovery Authority Revenue Bonds, DRIVERS,
                                 Series 167, 9.85% due 12/13/2008 (a)(i)                                                   10,022

                                 Gull Lake, Michigan, Community School District, School Building and Site, GO (d):
                         2,000       5% due 5/01/2028                                                                       2,104
                         3,625       5% due 5/01/2030                                                                       3,808

                         4,775   Harper Woods, Michigan, City School District, School Building and Site, GO,
                                 Refunding, 5% due 5/01/2034 (c)                                                            5,006

                         9,325   Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(e)             10,436

                         3,990   Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2029 (d)                                                                              4,195

                         1,575   Jenison, Michigan, Public Schools, Building and Site, GO, 5.50% due 5/01/2019 (c)          1,743

                         6,850   Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue Refunding
                                 Bonds (Bronson Methodist Hospital), 5.50% due 5/15/2028 (b)                                7,236

                         4,000   Kent, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Butterworth Hospital), Series A, 7.25% due 1/15/2013 (b)                                  4,655

                                 Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health),
                                 Series A (e):
                         1,000       5.50% due 7/15/2011                                                                    1,114
                         3,000       5.50% due 7/15/2011 (b)                                                                3,342

                         1,510   Lansing, Michigan, Building Authority, GO, Series A, 5.375% due 6/01/2023 (b)              1,663

                         2,425   Mayville, Michigan, Community Schools, School Building and Site, GO, 5% due
                                 5/01/2034 (c)                                                                              2,548

                         2,500   Mendon, Michigan, Community Schools, School Building and Site, GO, 5% due
                                 5/01/2034 (c)                                                                              2,621

                         1,875   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds
                                 (Hillsdale College Project), 5% due 3/01/2035                                              1,930

                         2,250   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding
                                 Bonds (Hope College), Series A, 5.90% due 4/01/2032                                        2,389

                                 Michigan Higher Education Facilities Authority, Revenue Refunding Bonds
                                 (College for Creative Studies):
                         1,235       5.85% due 12/01/2022                                                                   1,275
                         1,145       5.90% due 12/01/2027                                                                   1,178

                         2,500   Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT,
                                 Series XVII-B, 5.40% due 6/01/2018 (a)                                                     2,590

                         1,065   Michigan Municipal Bond Authority Revenue Bonds (Local Government Loan Program),
                                 Group A, 5.50% due 11/01/2020 (a)                                                          1,159

                                 Michigan Municipal Bond Authority, Revenue Refunding Bonds (Local Government Loan
                                 Program), Series A:
                           150       6.50% due 11/01/2012 (b)                                                                 150
                         1,000       6% due 12/01/2013 (c)                                                                  1,023
                         7,000       6.125% due 12/01/2018 (c)                                                              7,159

                                 Michigan State Building Authority, Revenue Refunding Bonds:
                         2,500       (Facilities Program), Series I, 5.50% due 10/15/2018 (b)                               2,758
                         3,000       (Facilities Program), Series II, 5% due 10/15/2029 (b)                                 3,146
                        11,140       RIB, Series 517X, 8.41% due 10/15/2010 (d)(i)                                         13,507

                                 Michigan State, COP (a):
                         3,000       5.40%** due 6/01/2022                                                                  1,393
                         3,000       5.50% due 6/01/2027                                                                    3,236

                         1,605   Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due
                                 10/01/2037 (b)                                                                             1,635

                         2,690   Michigan State, HDA, Revenue Refunding Bonds, Series C, 5.90% due 12/01/2015 (f)           2,793

                         2,530   Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan
                                 Obligation Group), Series A, 5.50% due 4/15/2018 (a)                                       2,736

                                 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds:
                         2,200       (Crittenton Hospital), Series A, 5.625% due 3/01/2027                                  2,346
                         2,000       (Sparrow Obligation Group), 5.625% due 11/15/2031                                      2,112

                                 Michigan State Hospital Finance Authority, Revenue Refunding Bonds:
                         6,225       5% due 11/15/2036 (b)                                                                  6,510
                         2,715       (Ascension Health Credit), Series A, 5.75% due 11/15/2009 (b)(e)                       3,006
                        12,000       (Ascension Health Credit), Series A, 6.125% due 11/15/2009 (b)(e)                     13,466
                         2,500       (Ascension Health Credit), Series A, 6.25% due 11/15/2009 (b)(e)                       2,818
                         4,805       (Mercy Health Services), Series T, 6.50% due 8/15/2007 (b)(e)                          5,159
                         2,000       (Mercy Health Services), Series X, 6% due 8/15/2014 (b)                                2,202
                         2,200       (Mercy Health Services), Series X, 5.75% due 8/15/2019 (b)                             2,397
                         4,930       (Mercy-Mount Clemens), Series A, 6% due 5/15/2014 (b)                                  5,407
                         3,000       (Saint John Hospital), Series A, 6% due 5/15/2013 (a)(h)                               3,202
                         6,400       (Trinity Health), Series A, 6% due 12/01/2027 (a)                                      7,186
                         1,000       (Trinity Health Credit), Series C, 5.375% due 12/01/2023                               1,060
                         5,255       (Trinity Health Credit), Series C, 5.375% due 12/01/2030                               5,543

                         5,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Ford Motor Company
                                 Project), AMT, Series A, 6.55% due 10/01/2022                                              5,000

                                 Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds:
                         7,250       (Detroit Edison Company), AMT, Series A, 5.55% due 9/01/2029 (b)                       7,691
                         6,000       (Detroit Edison Company Fund - Pollution), Series AA, 6.95% due 5/01/2011 (c)          7,020
                         3,300       (Detroit Edison Pollution Control), Series C, 5.45% due 9/01/2029                      3,460
                         2,175       (Dow Chemical Company Project), AMT, 5.50% due 12/01/2028                              2,344
                         5,750       RIB, Series 382, 10.16% due 9/01/2025 (b)(i)                                           6,014

                        15,000   Monroe County, Michigan, Economic Development Corp., Limited Obligation Revenue
                                 Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.95% due 9/01/2022 (c)          19,758

                         1,000   Montrose Township, Michigan, School District, GO, 6.20% due 5/01/2017 (b)                  1,201

                         1,830   Muskegon Heights, Michigan, Water System Revenue Bonds, Series A, 5.625% due
                                 11/01/2025 (b)                                                                             2,004

                           235   Northview, Michigan, Public School District, GO, Refunding, 5.80% due 5/01/2021 (b)          242

                         1,100   Norway Vulcan, Michigan, Area Schools, GO, 5.90% due 5/01/2009 (c)(e)                      1,208

                         5,320   Orchard View, Michigan, Schools, School Building and Site, GO, 5% due 5/01/2029 (b)        5,580

                         4,835   Ostego, Michigan, Public Schools District, School Building and Site, GO, 5% due
                                 5/01/2034 (d)                                                                              5,069

                         2,425   Oxford, Michigan, Area Community School District, GO, 5.50% due 11/01/2011 (d)(e)          2,677

                         1,370   Pennfield, Michigan, School District, School Building and Site, GO, 5% due
                                 5/01/2029 (c)                                                                              1,440

                         1,000   Plainwell, Michigan, Community Schools, School District, School Building and Site,
                                 GO, 5.50% due 11/01/2012 (d)(e)                                                            1,121

                         3,905   Plymouth-Canton, Michigan, Community School District, GO, 5% due 5/01/2029 (c)             4,105

                           700   Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                                 (Development Area Number 2), 5.625% due 6/01/2022 (g)                                        740

                         1,425   Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due 5/01/2026 (d)    1,503

                         2,500   Saginaw, Michigan, Hospital Finance Authority, Revenue Refunding Bonds (Covenant
                                 Medical Center), Series E, 5.625% due 7/01/2013 (b)                                        2,714

                                 Saginaw Valley State University, Michigan, General Revenue Refunding Bonds (c):
                         2,100       5% due 7/01/2024                                                                       2,224
                         1,445       5% due 7/01/2034                                                                       1,516

                         8,900   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison
                                 Company), RIB, Series 282, 10.16% due 8/01/2024 (a)(i)                                    10,816

                         1,300   Southfield, Michigan, Library Building Authority, GO, 5.50% due 5/01/2010 (b)(e)           1,426

                                 Southfield, Michigan, Public Schools, School Building and Site, GO, Series B (d):
                         2,900       5.25% due 5/01/2027                                                                    3,128
                         3,500       5% due 5/01/2029                                                                       3,680

                         1,325   Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due 5/01/2030 (c)         1,392

                         2,700   Sturgis, Michigan, Public School District, GO, Refunding, 5% due 5/01/2030 (c)             2,849

                         1,775   Tecumseh, Michigan, Public Schools, GO, Refunding, 5.125% due 5/01/2030 (c)                1,891

                         1,100   Waverly, Michigan, Community School, GO, 5.50% due 5/01/2010 (c)(e)                        1,207

                        10,660   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne
                                 County), AMT, Series A, 5.375% due 12/01/2015 (b)                                         11,275

                         1,750   Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel,
                                 Series A, 5% due 12/01/2030 (b)                                                            1,826

                                 Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne
                                 County Airport), AMT (b):
                         7,525       5.25% due 12/01/2025                                                                   8,038
                         6,300       5.25% due 12/01/2026                                                                   6,719
                         6,000       5% due 12/01/2034                                                                      6,221

                                 West Bloomfield, Michigan, School District, GO Refunding (c):
                         1,710       5.50% due 5/01/2017                                                                    1,895
                         1,225       5.50% due 5/01/2018                                                                    1,356

                         2,405   West Branch-Rose City, Michigan, Area School District, GO, 5.50% due 5/01/2009 (c)(e)      2,603

                         6,075   Western Michigan University Revenue Bonds, 5% due 11/15/2035 (c)                           6,397

                         1,600   Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (b)      1,682


Puerto Rico - 4.5%               Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A:
                         4,600       4.680%** due 7/01/2031 (c)                                                             1,386
                        11,700       4.657%** due 7/01/2036 (a)                                                             2,769

                         1,270   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R,
                                 Series 16 HH, 8.804% due 7/01/2013 (d)(i)                                                  1,576

                         3,790   Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5% due 8/01/2027 (d)         3,994

                         1,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.70% due 2/01/2010 (e)                                                          1,101

                         2,150   University of Puerto Rico, University Revenue Refunding Bonds, Series O, 5.375%
                                 due 6/01/2030 (b)                                                                          2,175

                                 Total Municipal Bonds (Cost - $411,076) - 154.3%                                         441,471


                        Shares
                          Held   Short-Term Securities
                         1,502   CMA Michigan Municipal Money Fund (j)                                                      1,502

                                 Total Short-Term Securities (Cost - $1,502) - 0.5%                                         1,502

                                 Total Investments (Cost - $412,578*) - 154.8%                                            442,973
                                 Other Assets Less Liabilities - 2.9%                                                       8,151
                                 Preferred Stock, at Redemption Value - (57.7%)                                         (165,028)
                                                                                                                      -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                       $   286,096
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                              (in Thousands)

    Aggregate cost                                           $       412,578
                                                             ===============
    Gross unrealized appreciation                            $        30,791
    Gross unrealized depreciation                                      (396)
                                                             ---------------
    Net unrealized appreciation                              $        30,395
                                                             ===============

 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) Prerefunded.

(f) FHA Insured.

(g) ACA Insured.

(h) Escrowed to maturity.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

                                                              (in Thousands)

                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA Michigan Municipal Money Fund           (5,688)              $ 17


    Forward interest rate swaps outstanding as of July 31, 2005 were as follows:


                                                              (in Thousands)

                                                  Notional       Unrealized
                                                   Amount       Appreciation

    Receive a variable rate equal to
    7-Day Bond Market Association
    Municipal Swap Index Rate and
    pay a fixed rate of 3.647%

    Broker, JPMorgan Chase Bank
    Expires October 2015                          $21,500           $ 34


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Michigan Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Michigan Insured Fund, Inc.


Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer
       MuniYield Michigan Insured Fund, Inc.


Date: September 23, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Michigan Insured Fund, Inc.


Date: September 23, 2005